Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2024	Dec 31 2023
Cash flow hedges (note 19)	$128,414	$121,108
Chile VAT receivable	15,834	17,824
Restricted cash for debt service and major maintenance of vessels (a)	14,305	15,772
Fair value of Egypt gas supply contract derivatives (note 19)	14,341	—
Fair value of New Zealand gas supply contract derivatives (note 19)	8,713	20,402
Deposit for catalyst supply	6,274	—
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	3,733	5,718
Other	16,855	15,416
Total other assets	214,089	201,860
Less current portion (b)	(30,820)	(3,893)
	$183,269	$197,967